Pension Plans and Similar Obligations - Actuarial Assumptions (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Foreign Post Employment Plans
Pension Plans and Similar Obligations
Discount rate	3.10%	3.00%	3.70%
Germany
Pension Plans and Similar Obligations
Discount rate	1.20%	0.90%	0.80%
Foreign
Pension Plans and Similar Obligations
Discount rate	0.50%	0.40%	0.30%